Trade and Other Receivables	6 Months Ended
Jun. 30, 2021
Trade and other receivables [abstract]
Trade and Other Receivables
Note 5 - Trade and Other Receivables

	June 30,	December 31,
	2021	2020
	€ in thousands
	Unaudited	Audited
Current Assets:
Trade and other receivables:
Government authorities	1,723	3,232
Income receivable	3,707	3,420
Interest receivable	47	36
Current tax	47	32
Trade receivable	2,167	382
Inventory	322	306
Derivatives	42	78
Prepaid expenses and other	1,706	2,339
	9,761	9,825
Non-current Assets: Long term receivables
Prepaid expenses associated with long term loans (1)	829	2,731
Annual rent deposits	30	30
Other	2	1
	861	2,762

(1)
Prepaid commission expenses paid in connection with the Talasol Project’s project finance obtained from financing entities as at December 31, 2020 and Prepaid commission expenses paid in connection with the Manara Pumped Storage project finance obtained from financing entities as at June 30, 2021.